December 31, 2008

Securities and Exchange Commission Office of Filings and Information Services 100 F Street, NE Washington, D.C. 20549

Re:	The Dreyfus/Laurel Funds Trust
- Dreyfus 130/30 Growth Fund
- Dreyfus Global Equity Income Fund
- Dreyfus International Bond Fund

File No. 811-524

Dear Sir/Madam,

     Transmitted for filing is Form N-CSR for the above-referenced series of the Registrant for the fiscal year ended October 31, 2008.

     Please direct any questions or comments to the attention of the undersigned at (212) 922-6906.

Very truly yours, /s/ Liliana Holguín Liliana Holguín Legal Assistant

LH/ Enclosures